Basis of Presentation and Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Basis of Presentation and Significant Accounting Policies
Unaudited Pro Forma Presentation	Policy 1

Unaudited Pro Forma Presentation — Upon the listing of the Company's common stock on a national securities exchange, all outstanding shares of the Company's series B convertible preferred stock, series A-1 convertible preferred stock, series A-2 convertible preferred stock, series A-3 convertible preferred stock, series A-4 convertible preferred stock, series A-5 convertible preferred stock and series A-6 convertible preferred stock, and upon the closing of a firm commitment underwritten public offering of the Company's common stock, series B-2 convertible preferred stock (collectively, the series A-1, A-2, A-3, A-4, A-5, A-6, and B convertible preferred stock, the "Preferred Stock"), will automatically convert into shares of common stock. In addition, all accrued dividends accumulated as of the date of conversion will be issued to holders of the Company's Preferred Stock. On February 19, 2014, the Company's board of directors authorized management of the Company to file a registration statement with the Securities and Exchange Commission permitting the Company to sell shares of its common stock (the "Common Stock") to the public.

Unaudited pro forma basic and diluted net loss per share is computed using the weighted-average number of common shares outstanding after giving effect to the pro forma effect of the conversion of all Preferred Stock and accumulated dividends on December 31, 2013 into shares of the Company's common stock as if these conversions occurred at the beginning of the period, or their original issuance date, if later. Unaudited pro forma basic and diluted earnings, calculated using the if-converted method, excludes accretion of preferred stock and earnings attributable to participating preferred holders. The conversion of the Company's convertible preferred stock and issuance of accrued accumulated dividends upon the listing of the Company's common stock will have the effect of significantly reducing its loss per share, resulting in a lack of comparability in the per share amounts for historical periods.

Recently Adopted Accounting Standards

Recently Adopted Accounting Standards—In July 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2013-11, Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists (“ASU 2013-11”). ASU 2013-11 clarifies guidance and eliminates diversity in practice on the presentation of unrecognized tax benefits when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists at the reporting date. The amendments under ASU 2013-11 were effective for interim and annual fiscal periods beginning after December 15, 2013, with early adoption permitted. The Company adopted ASU 2013-11 on January 1, 2014.  Its adoption did not have a material impact on the Company’s results of operations, financial position, or cash flows.

In December 2013, the FASB issued Accounting Standards Update No. 2013-12, Definition of a Public Business Entity (“ASU 2013-12”). ASU 2013-12 amends the Master Glossary of the FASB Accounting Standards Codification to include one definition of public business entity for future use in GAAP. ASU 2013-12 does not affect existing requirements but will be used in considering the scope of new financial guidance and will identify whether the guidance does or does not apply to public business entities. The Company adopted ASU 2013-12 on January 1, 2014.  Its adoption did not have a material impact on the Company’s results of operations, financial position or cash flows.

Accounting Standards Updates — In July 2013, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update No. 2013-11, Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists ("ASU 2013-11"). ASU 2013-11 clarifies guidance and eliminates diversity in practice on the presentation of unrecognized tax benefits when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists at the reporting date. The amendments under ASU 2013-11 are effective for interim and annual fiscal periods beginning after December 15, 2013, with early adoption permitted. The Company does not expect adoption of ASU 2013-11 will have a material impact on its results of operations, financial position, or cash flows.

In December 2013, the FASB issued Accounting Standards Update No. 2013-12, Definition of a Public Business Entity ("ASU 2013-12"). ASU 2013-12 amends the Master Glossary of the FASB Accounting Standards Codification to include one definition of public business entity for future use in GAAP. ASU 2013-12 does not affect existing requirements but will be used in considering the scope of new financial guidance and will identify whether the guidance does or does not apply to public business entities. There is no actual effective date for the amendment in ASU 2013-12 and the Company does not expect ASU 2013-12 will have a material impact on its results of operations, financial position or cash flows.

Recently Adopted Accounting Standards — In February 2013, FASB issued Accounting Standards Update No. 2013-02, Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income ("ASU 2013-02"). Under ASU 2013-02, an entity is required to provide information about amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the financial statements or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income, but only if the amount reclassified is required to be reclassified in its entirety in the same reporting period. For amounts that are not required to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional details about those amounts. ASU 2013-02 does not change the current requirements for reporting net income or other comprehensive income in the financial statements. The Company adopted ASU 2013-02 on January 1, 2013. Its adoption did not have a material impact on the Company's results of operations, financial position or cash flows.